Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

11. SUBSEQUENT EVENTS

ASC 855-16-50-4 establishes accounting and disclosure requirements for subsequent events. ASC 855 details the period after the balance sheet date during which we should evaluate events or transactions that occur for potential recognition or disclosure in the financial statements, the circumstances under which we should recognize events or transactions occurring after the balance sheet date in its financial statements and the required disclosures for such events.

The Company has evaluated all subsequent events through the date these consolidated financial statements were issued and determined that there are no material subsequent events to disclose.

13.	SUBSEQUENT EVENTS

ASC 855-16-50-4 establishes accounting and disclosure requirements for subsequent events. ASC 855 details the period after the balance sheet date during which we should evaluate events or transactions that occur for potential recognition or disclosure in the financial statements, the circumstances under which we should recognize events or transactions occurring after the balance sheet date in its financial statements and the required disclosures for such events.

The Company has evaluated all subsequent events through the date these consolidated financial statements were issued, and determined the following are material to disclose.

On January 31, 2018, the Company entered into an Asset Purchase Agreement (the “APA”) with Royalty Foods, LLC, a Nevada limited liability corporation and wholly owned subsidiary of the Company (“Royalty Foods”), and San Diego Farmers Outlet, Inc., a California corporation (“SDFO"). Pursuant to the APA, at the closing of the transactions contemplated therein (the “Closing”), Royalty Foods agreed to acquire substantially all of the operating assets and assume certain liabilities of SDFO (the “Asset Purchase”). SDFO is a wholesale and retail seller of fresh produce, groceries, meals, food and other food-related goods. SDFO was founded in 2002 and is located in San Diego, California.

The Closing is subject to various closing conditions, including, among others, SDFO’s material performance or compliance with obligations and covenants required by the APA, SDFO’s delivery to the Company and the Company's satisfaction upon review of certain due diligence items, the Company successfully securing financing to complete the Asset Purchase (the “Financing”), and SDFO’s execution of Ancillary Agreements (as defined below). At Closing, upon satisfaction of each of the closing conditions set forth in the Agreement, Royalty Foods agreed to acquire those properties, rights, contracts, claims and assets of SDFO (defined in the Agreement as the “Transferred Assets”), and assume certain liabilities of SDFO (defined in the Agreement as the “Assumed Liabilities”). The total consideration to be paid by the Company to SDFO under the APA is $1,050,000 in cash, subject to inventory, accounts payable, accounts receivable and other true-up adjustments as set forth in the APA.

There can be no assurance that the Financing and the Asset Purchase will be consummated or as to the date by which the Asset Purchase may be consummated, if at all.